Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Cash Flows From Operating Activities:
Net cash provided by operating activities	¥ 85,607,856	$ 12,057,615	¥ 205,695,961
Cash Flows From Investing Activities
Loans made to related parties			(15,500)
Repayment of loans from related parties			15,983,000
Purchase of intangible assets	(264,606)	(37,269)	(1,238,938)
Proceeds from disposal of property and equipment			10,520
Net cash provided by (used in) investing activities	(264,606)	(37,269)	14,739,082
Cash Flows From Financing Activities
Capital contribution from shareholders			600,000
Proceeds from short-term bank borrowings	25,000,000	3,521,176	12,100,000
Repayment of short-term bank borrowings	(25,453,560)	(3,585,059)	(12,432,203)
Borrowings from related parties	26,500,000	3,732,447
Repayment of borrowings to related parties	(15,000,000)	(2,112,706)	(200,000)
Payment of offering cost	(1,771,436)	(249,502)	(2,433,566)
Net cash (used in) provided by financing activities	9,275,004	1,306,356	(2,365,769)
Effect of exchange rate changes on cash and cash equivalents	(1,513)	(213)
Net increase in cash, cash equivalents and restricted cash	94,616,741	13,326,489	218,069,274
Cash, cash equivalents and restricted cash at beginning of the period	19,873,652	2,799,145	11,574,189
Cash, cash equivalents and restricted cash at end of the period	114,490,393	16,125,634	229,643,463
Supplemental Cash Flow Information
Cash paid for interest expense	507,297	71,451	668,772
Cash paid for income tax
Non-cash Investing and Financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	81,674	11,504	4,181,768
Settlement of due from related parties with due to related parties			459,800
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	5,536,235			$ 779,762	¥ 9,873,678
Restricted cash	103,954,158			14,641,637	4,999,974
Restricted cash, noncurrent	5,000,000			704,235	5,000,000
Total cash and cash equivalents and restricted cash	¥ 114,490,393		¥ 229,643,463	$ 16,125,634	¥ 19,873,652